Equity (Details Textual) - shares	1 Months Ended	6 Months Ended
	Apr. 02, 2020	Jun. 30, 2020	Jan. 15, 2020	Dec. 31, 2019	Jun. 30, 2019
Equity (Textual)
Description of american depositary shares		The Bank of New York Mellon, as depositary, will register and deliver ADSs. Each ADS represents 40 Ordinary Shares, (or the right to receive 40 Ordinary Shares) deposited with the principal Tel Aviv office of Bank Hapoalim, as custodian for the depositary. Each ADS also represents any other securities, cash or other property which may be held by the depositary.
Authorized share capital		1,000,000,000	1,000,000,000	300,000,000	300,000,000
Purchase Agreement [Member]
Equity (Textual)
Purchase agreement, description	The Company entered into a definitive securities purchase agreement (the "April 2020 Purchase Agreement") with institutional investors to purchase of 4,166,668 units, each consisting of (i) one pre-funded warrant to purchase one ADS and (ii) one Series B warrant to purchase one ADS, at a purchase price of $0.2999 per unit. The Series B warrants have an exercise price of $0.43 per ADS, are exercisable upon issuance and expire five years from the date of issuance. The offering resulted in gross proceeds to the Company of approximately $1.25 million. The closing of the sale of the securities took place on April 3, 2020. After the closing of the April 2020 Purchase Agreement and until the Approval Date, all pre-funded warrants were exercised. In addition, 4,161,668 of the Series B warrants were exercised pursuant to a cashless exercise mechanism as described in the April 2020 Purchase Agreement for no further consideration to the Company. As of the Approval Date, there were 5,000 Series B warrants unexercised.